INTANGIBLE ASSETS (Tables)	12 Months Ended
Feb. 29, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
The Company’s Intangible assets, net consisted of the following (in millions):

		February 29, 2020			February 23, 2019
	Estimated useful lives (Years)	Gross carrying amount	Accumulated amortization	Net	Gross carrying amount	Accumulated amortization	Net
Trade names	40	$1,912.1	$(264.6)	$1,647.5	$1,959.1	$(231.7)	$1,727.4
Beneficial lease rights (1)	12	—	—	—	892.0	(410.6)	481.4
Customer prescription files	5	1,472.1	(1,440.9)	31.2	1,483.4	(1,276.1)	207.3
Internally developed software	3	780.0	(465.2)	314.8	672.4	(348.1)	324.3
Other intangible assets (2)	3 to 6	51.7	(44.1)	7.6	22.4	(14.4)	8.0

Total finite-lived intangible assets		4,215.9	(2,214.8)	2,001.1	5,029.3	(2,280.9)	2,748.4
Liquor licenses and restricted covenants	Indefinite	86.1	—	86.1	86.1	—	86.1

Total intangible assets, net		$4,302.0	$(2,214.8)	$2,087.2	$5,115.4	$(2,280.9)	$2,834.5

(1)	Upon adoption of ASU
2016-02—“Leases
(Topic 842)”, beneficial lease rights were reclassified and included in operating lease right-of-use
assets. See Note 1—Description of business, basis of presentation and summary of significant accounting policies for additional information.

(2)	Other intangible assets includes covenants not to compete, specialty accreditation and licenses and patents.

Schedule of Future Amortization Expense of Finite-Lived Intangible Assets	Estimated future amortization expense associated with the net carrying amount of intangibles with finite lives is as follows (in millions):

Fiscal Year	Amortization Expected
2020	$159.4
2021	137.8
2022	120.0
2023	85.8
2024	59.7
Thereafter	1,438.4

Total	$2,001.1